Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

4. Investment Securities

The amortized cost and fair value of investment securities are shown in the following table. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment.

During 2011, there were no investment securities deemed to be other-than-temporarily impaired. During 2010, Park recognized an other-than-temporary impairment charge of $23,000, related to an equity investment in a financial institution, which is recorded in "other expenses" within the Consolidated Statements of Income. Since this was an equity security, no amounts were recognized in other comprehensive income at the time of the impairment recognition.

Investment securities at December 31, 2011 were as follows:

	Amortized	Gross	Unrealized	Gross	Unrealized	Estimated
(In thousands)	Cost	Holding Gains		Holding Losses		Fair Value
2011:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$370,043		$1,614		$-	$371,657
Obligations of states and political subdivisions	2,616		44		-	2,660
U.S. Government sponsored entities' asset-backed securities	427,300		16,995		-	444,295
Other equity securities	1,188		877		32	2,033
Total	$801,147		$19,530		$32	$820,645
2011:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$1,992		$5		$-	$1,997
U.S. Government sponsored entities' asset-backed securities	818,232		14,377		32	832,577
Total	$820,224		$14,382		$32	$834,574

Park's U.S. Government sponsored entity asset-backed securities consisted of 15-year mortgage-backed securities and collateralized mortgage obligations (CMOs). At December 31, 2011, the amortized cost of Park's available-for-sale (AFS) and held-to-maturity mortgage-backed securities was $427.3 million and $0.1 million, respectively. At December 31, 2011, the amortized cost of Park's held-to-maturity CMOs was $818.2 million. There were no AFS CMOs at December 31, 2011.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the Federal Home Loan Bank and the Federal Reserve Bank. These restricted stock investments are carried at their redemption value. Park owned $60.7 million of Federal Home Loan Bank stock and $6.9 million of Federal Reserve Bank stock at December 31, 2011. Park owned $61.8 million of Federal Home Loan Bank stock and $6.9 million of Federal Reserve Bank stock at December 31, 2010.

Management does not believe any individual unrealized loss as of December 31, 2011 or December 31, 2010, represents other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

Notes to Consolidated Financial Statements

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2011:

	Less than		12 Months
	12 Months		or Longer		Total
		Unrealized		Unrealized		Unrealized
(In thousands)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2011:
Securities Available-for-Sale
Other equity securities	$-	$-	$80	$32	$80	$32
2011:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$-	$-	$38,775	$32	$38,775	$32

Investment securities at December 31, 2010 were as follows:

	Amortized	Gross Unrealized	Gross Unrealized	Estimated
(In thousands)	Cost	Holding Gains	Holding Losses	Fair Value
2010:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$272,301	$2,968	$1,956	$273,313
Obligations of states and political subdivisions	10,815	281	52	11,044
U.S. Government sponsored entities' asset-backed securities	990,204	30,633	9,425	1,011,412
Other equity securities	938	858	43	1,753
Total	$1,274,258	$34,740	$11,476	$1,297,522
2010:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$3,167	$7	$—	$3,174
U.S. Government sponsored entities' asset-backed securities	670,403	17,157	4,620	682,940
Total	$673,570	$17,164	$4,620	$686,114

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2010:

	Less than		12 Months
	12 Months		or Longer		Total
		Unrealized		Unrealized		Unrealized
(In thousands)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2010:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$74,379	$1,956	$—	$—	$74,379	$1,956
Obligations of states and political subdivisions	1,459	52	—	—	1,459	52
U.S. Government sponsored entities' asset-backed securities	418,156	9,425	—	—	418,156	9,425
Other equity securities	74	29	221	14	295	43
Total	$494,068	$11,462	$221	$14	$494,289	$11,476
2010:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$297,584	$4,620	$—	$—	$297,584	$4,620

The amortized cost and estimated fair value of investments in debt securities at December 31, 2011, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

	Amortized	Estimated
(In thousands)	Cost	Fair Value
Securities Available-for-Sale
U.S. Treasury and sponsored entities' notes:
Due within one year	$370,043	$371,657
Total	$370,043	$371,657
Obligations of states and political subdivisions:
Due within one year	$2,121	$2,133
Due one through five years	495	527
Total	$2,616	$2,660
U.S. Government sponsored entities' asset-backed securities:
Total	$427,300	$444,295
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$1,992	$1,997
Total	$1,992	$1,997
U.S. Government sponsored entities' asset-backed securities:
Total	$818,232	$832,577

Approximately $269.1 million of Park's securities shown in the above table as U.S. Treasury and sponsored entities notes are callable notes. These callable securities have a final maturity of 9 to 10 years, but are shown in the table at their expected call date. The remaining $100.9 million of securities in this category are U.S. Government sponsored entities discount notes that mature within 60 days.

Investment securities having a book value of $1,548 million and $1,481 million at December 31, 2011 and 2010, respectively, were pledged to collateralize government and trust department deposits in accordance with federal and state requirements, to secure repurchase agreements sold and as collateral for Federal Home Loan Bank (FHLB) advance borrowings.

At December 31, 2011, $813 million was pledged for government and trust department deposits, $669 million was pledged to secure repurchase agreements and $66 million was pledged as collateral for FHLB advance borrowings. At December 31, 2010, $736 million was pledged for government and trust department deposits, $668 million was pledged to secure repurchase agreements and $77 million was pledged as collateral for FHLB advance borrowings.

At December 31, 2011, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders' equity.

During 2011, Park's management sold investment securities during the first, second, third and fourth quarters. In total, these sales resulted in proceeds of $610.0 million, resulting in a pre-tax gain of $28.8 million.

During the first quarter of 2011, Park sold $105.4 million of U.S. Government sponsored entity mortgage-backed securities for a pre-tax gain of $6.6 million. Park also sold $1.0 million of municipal securities for no gain or loss. During the second quarter of 2011, Park sold $191.0 million of U.S. Government sponsored entity mortgage-backed securities for a pre-tax gain of $15.4 million. During the third quarter of 2011, Park sold $212.8 million of U.S. Government sponsored entity mortgage-backed securities for a pre-tax gain of $3.5 million.

Late in the fourth quarter of 2011, in preparation for the sale of Vision, Park sold $45.7 million of U.S. Government sponsored entity mortgage-backed securities (available-for-sale securities) and $24.3 million of U.S. Government sponsored entity CMOs (held-to-maturity securities) held by Vision for a pre-tax gain of $3.4 million. Park also sold $0.9 million of municipal securities held by Vision for a pre-tax gain of $15,000. The proceeds from the sale of the Vision securities were used to purchase U.S. Agency discount notes that mature during the first quarter of 2012.

During 2010, Park received proceeds from the sale of investment securities of $460.2 million, realizing a pre-tax gain of $11.9 million. During 2009, Park sold $204.3 million of U.S. Government sponsored entity mortgage-backed securities, realizing a pre-tax gain of $7.3 million. No gross losses were realized in 2011, 2010 or 2009.